As filed with the Securities and Exchange Commission on September 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2014

Date of reporting period:  July 31, 2013

Item 1. Schedules of Investments.

Kellner Merger Fund
Schedule of Investments
at July 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.1%
	Chemical Manufacturing - 3.1%
3,000	Elan Corp. PLC - ADR (a)	$46,200
1,200	Life Technologies Corp. (a)(c)	89,520
		135,720
	Clothing and Clothing Accessories Stores - 0.5%
1,300	Saks, Inc. (a)	20,826

	Computer and Electronic Product Manufacturing - 6.1%
17,930	Dell, Inc. (c)	227,173
1,300	Spreadtrum Communications, Inc. - ADR	38,792
		265,965
	Credit Intermediation and Related Activities - 17.7%
30,500	Hudson City Bancorp, Inc. (c)	291,580
17,700	Market Leader, Inc. (a)(c)	207,267
2,000	StellarOne Corp.	42,360
17,251	Sterling Bancorp (c)	233,751
		774,958
	Food Manufacturing - 6.7%
3,700	Dole Food Co., Inc. (a)	47,730
7,400	Smithfield Foods, Inc. (a)(c)	245,680
		293,410
	Food Products - 7.6%
20,000	De Master Blenders 1753 NV (a)(b)	329,927

	Hospitals - 0.6%
1,300	Vanguard Health Systems, Inc. (a)	27,183

	Machinery Manufacturing - 3.1%
10,000	Met-Pro Corp. (c)	136,500

	Miscellaneous Manufacturing - 2.8%
4,700	WMS Industries, Inc. (a)(c)	121,025

	Miscellaneous Store Retailers - 0.5%
4,842	Office Depot, Inc. (a)	20,966

	Oil and Gas Extraction - 5.7%
6,896	Pioneer Southwest Energy Partners, L.P. (c)	250,187

	Other Information Services - 0.3%
700	Keynote Systems, Inc.	13,951

	Paper Manufacturing - 1.4%
1,600	Buckeye Technologies, Inc. (c)	59,552

	Personal and Laundry Services - 0.6%
2,100	Stewart Enterprises, Inc. - Class A	27,594

	Printing and Related Support Activities - 2.7%
6,200	American Greetings Corp. - Class A	118,048

	Professional, Scientific, and Technical Services - 2.0%
1,900	Arbitron, Inc. (c)	87,324

	Publishing Industries (Except Internet) - 12.7%
1,600	Belo Corp. - Class A	22,816
11,600	BMC Software, Inc. (a)(c)	533,252
		556,068
	Real Estate - 8.5%
11,000	CapLease, Inc.	93,280
11,400	Colonial Properties Trust (c)	275,994
		369,274
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 8.4%
8,700	NYSE Euronext (c)	366,792

	Utilities - 1.1%
2,000	NV Energy, Inc.	47,260
	TOTAL COMMON STOCKS (Cost $3,807,518)	4,022,530

	PURCHASED OPTIONS - 0.2%
Contracts	Call Options - 0.2%
13	Cooper Tire & Rubber Co.	5,980
	Expiration: November 2013, Exercise Price: $30.00
	Total Call Options	5,980
	TOTAL PURCHASED OPTIONS (Cost $4,967)	5,980

Shares	SHORT-TERM INVESTMENTS - 6.8%
297,318	Fidelity Institutional Money Market Portfolio, Class I, 0.07% (d)	297,318
	TOTAL SHORT-TERM INVESTMENTS (Cost $297,318)	297,318

	Total Investments in Securities (Cost $4,109,803) - 99.1%	4,325,828
	Other Assets in Excess of Liabilities - 0.9%	40,421
	NET ASSETS - 100.0%	$4,366,249

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of July 31, 2013.
ADR	American Depository Receipt

Kellner Merger Fund
Schedule of Securities Sold Short
at July 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 35.5%
	Chemical Manufacturing - 0.6%
229	Perrigo Co.	$28,485

	Computer and Electronic Product Manufacturing - 0.8%
3,600	Intermec, Inc. (a)	35,748

	Credit Intermediation and Related Activities - 13.3%
2,563	M&T Bank Corp.	299,512
21,779	Provident New York Bancorp	236,302
1,949	Union First Market Bankshares Corp.	43,073
		578,887
	Data Processing, Hosting, and Related Services - 2.3%
2,748	Trulia, Inc. (a)	102,391

	Merchant Wholesalers, Nondurable Goods - 0.5%
1,800	OfficeMax, Inc.	20,502

	Oil and Gas Extraction - 5.5%
1,540	Pioneer Natural Resources Co.	238,330

	Real Estate - 6.3%
4,104	Mid-America Apartment Communities, Inc.	277,225

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.2%
1,481	IntercontinentalExchange, Inc. (a)	270,209

	TOTAL COMMON STOCKS (Proceeds $1,369,427)	1,551,777

	Total Securities Sold Short (Proceeds $1,369,427)	$1,551,777

(a)	Non-income producing security.

Note 1 – Securities Valuation

The Kellner Merger Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Listed options that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$1,141,750	$-	$-	$1,141,750
Health Care and Social Assistance	27,183	-	-	27,183
Information	570,019	-	-	570,019
Manufacturing	1,460,147	-	-	1,460,147
Mining, Quarrying, and Oil and Gas Extraction	250,187	-	-	250,187
Other Services	27,594	-	-	27,594
Professional, Scientific, and Technical Services	87,324	-	-	87,324
Real Estate and Rental and Leasing	369,274	-	-	369,274
Retail Trade	41,792	-	-	41,792
Utilities	47,260	-	-	47,260
Total Common Stocks	4,022,530	-	-	4,022,530
Purchased Options
Call Options	5,980	-	-	5,980
Total Purchased Options	5,980	-	-	5,980
Short-Term Investments	297,318	-	-	297,318
Total Investments in Securities	$4,325,828	$-	$-	$4,325,828
Securities Sold Short	$1,551,777	$-	$-	$1,551,777

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at July 31, 2013, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended July 31, 2013.

Note 2 – Derivative Transactions

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with the Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

As of July 31, 2013, the fair value of derivative instruments as reported within this Schedule of Investments was as follows:

Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivative	Fair Value
Equity Contracts - Options	Investments, at fair value	$5,980

Average Balance Information
The average monthly market value of purchased options during the period ended July 31, 2013 for the Kellner Merger Fund was $2,892.50.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2013, was as follows*:

Cost of investments	$4,114,582

Gross unrealized appreciation	248,440
Gross unrealized depreciation	(37,194)
Net unrealized appreciation	$211,246

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
               Douglas G. Hess, President

Date  9/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/27/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  9/27/2013

* Print the name and title of each signing officer under his or her signature.